S000046220 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Bloomberg Municipal High Yield Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	2.46%	2.18%	4.35%
Customized Reference Benchmark
Prospectus [Line Items]
Average Annual Return, Percent	3.15%	1.78%	[1]
BATS: High Income Municipal Series
Prospectus [Line Items]
Average Annual Return, Percent	3.19%	2.21%	4.28%
BATS: High Income Municipal Series | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.19%	2.08%	4.15%
BATS: High Income Municipal Series | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.94%	2.67%	4.28%

[1]	The Customized Reference Benchmark commenced in September 2016 and therefore the Customized Reference Benchmark does not have a return for the 10 years ended December 31, 2025.